Investments (Fair Value of Beneficiary Certificates for Private Equity Funds) (Details) In Millions	Dec. 31, 2010 KRW
Investments
Private equity fund, Fair Value	45,895
Private equity fund, Unfunded commitments	260,252
Private equity fund, Redemption frequency, years
Private equity fund, Redemption notice period, years